Earnings Per Share	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Earnings per Share

NOTE 5 EARNINGS PER SHARE

Basic earnings (loss) per share attributable to TDS shareholders is computed by dividing Net income (loss) available to common shareholders of TDS by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share attributable to TDS shareholders is computed by dividing Net income (loss) available to common shareholders of TDS by the weighted average number of common shares outstanding during the period adjusted to include the effects of potentially dilutive securities. Potentially dilutive securities primarily include incremental shares issuable upon exercise of outstanding stock options and the vesting of restricted stock units.

The amounts used in computing earnings (loss) per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year Ended December 31,	2014	2013	2012
(Dollars and shares in thousands, except earnings per share)
Basic earnings (loss) per share attributable to TDS shareholders:
Net income (loss) available to common shareholders of TDS used in basic earnings (loss) per share	$(136,404)	$141,878	$81,811
Adjustments to compute diluted earnings:
Noncontrolling interest adjustment	-	(1,058)	(640)
Preferred dividend adjustment	-	49	-
Net income (loss) attributable to common shareholders of TDS used in diluted earnings (loss) per share	$(136,404)	$140,869	$81,171

Weighted average number of shares used in basic earnings (loss) per share
Common Shares	101,304	101,339	101,532
Series A Common Shares	7,181	7,151	7,139
Total	108,485	108,490	108,671

Effects of dilutive securities:
Stock options (1)	-	209	11
Restricted stock units (1)	-	375	255
Preferred shares (1)	-	58	-
Weighted average number of shares used in diluted earnings (loss) per share	108,485	109,132	108,937

Basic earnings (loss) per share attributable to TDS shareholders	$(1.26)	$1.31	$0.75

Diluted earnings (loss) per share attributable to TDS shareholders	$(1.26)	$1.29	$0.75

(1)	There were no effects of dilutive securities for the year ended December 31, 2014 due to the net loss for the year.

On June 25, 2013, U.S. Cellular paid a special cash dividend of $5.75 per share, for an aggregate amount of $482.3 million, to all holders of U.S. Cellular Common Shares and Series A Common Shares as of June 11, 2013. Outstanding U.S. Cellular stock options and restricted stock unit awards were equitably adjusted for the special cash dividend. The impact of such adjustments on the earnings (loss) per share calculation was fully reflected for all years presented.

Certain Common Shares issuable upon the exercise of stock options, vesting of restricted stock units or conversion of convertible preferred shares were not included in average diluted shares outstanding for the calculation of Diluted earnings (loss) per share because their effects were antidilutive. The number of such Common Shares excluded is shown in the table below.

Year Ended December 31,	2014	2013	2012
(Shares in thousands)
Stock options	8,984	7,120	8,130

Restricted stock units	839	171	154

Preferred shares	56	-	57